Related Party Transactions with Verint - Schedule of Due to Parent, Current (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Related Party Transaction [Line Items]
Total due to parent, current	$ 38,772	$ 7,025
Former Parent
Related Party Transaction [Line Items]
Dividends payable to parent, current	35,000	0
Related party payables, current	3,772	0
Related party notes payable, current	0	7,025
Total due to parent, current	$ 38,772	$ 7,025